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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                  FORM 24F-2

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                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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 1.     Name and address of issuer:

        Columbia Funds Series Trust I
        225 Franklin Street
        Boston, MA 02110

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 2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of
        classes):               [_]

        Columbia Large Cap Growth Fund, Classes A, B, C, E, F, I, K, R, R4, R5, T, W, Y, Z

        Columbia Oregon Intermediate Municipal Bond Fund, Classes A, B, C, R4, R5, Z

        Columbia Tax-Exempt Fund, Classes A, B, C, R4, Z

        CMG Ultra-Short Term Bond

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 3.     Investment Company Act File Number:
        811--04367

        Securities Act File Number:
        002-99356

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 4(a).  Last day of fiscal year for which this Form is filed:
        July 31, 2013

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 4(b).  [_]  Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form:

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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during
               the fiscal year
               pursuant to section
               24(f):                                         $2,995,844,218.85
                                                              -----------------
       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:               $2,890,242,916.00
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       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year
               ending no earlier than
               October 11, 1995 that
               were not previously
               used to reduce
               registration fees
               payable to the
               Commission:                  $829,695,459.00
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       (iv)    Total available
               redemption credits [add
               Items 5(ii) and 5(iii)]:                       $3,719,938,375.00
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       (v)     Net sales -- if Item
               5(i) is greater than
               Item 5(iv) [subtract
               Item 5(iv) from Item
               5(i)]:                                         $            0.00
                                                              -----------------
       -----------------------------------------------------
       (vi)    Redemption credits
               available for use in
               future years if item
               5(i) is less than
               Item5(iv) [subtract
               Item 5(iv) from Item
               5(i)]:                     - $724,094,156.15
                                          -----------------
       -----------------------------------------------------

       (vii)   Multiplier for
               determining
               registration fee (see
               Instruction C.9):                                      0.0001288
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       (viii)  Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] (enter "0"
               if no fee is due):                             $            0.00
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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 7.    Interest Due -- if this Form is
       being filed more than 90 days
       after the end of the issuer's
       fiscal year (see Instruction D):
                                                              $            0.00
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 8.    Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:
                                                              $            0.00
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 9.    Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:

               Method of Delivery:

                             [_] Wire
               Transfer
                             [_] Mail
               or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joseph DiMaria
                               ---------------------------------------------
                                  Joseph DiMaria
                                  Vice President-Fund Administration

October 18, 2013

*Please print the name and the title of the signing officer below the signature.

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